Land Use Rights, Net	12 Months Ended
Dec. 31, 2022
Land Use Rights, Net [Abstract]
LAND USE RIGHTS, NET

8. LAND USE RIGHTS, NET

Land use rights, net consists of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Land use rights, cost	1,388	1,388	201
Less:
Accumulated amortization	(250)	(277)	(40)
Land use rights, net	1,138	1,111	161

Amortization expense of the land use rights for the years ended December 31, 2020, 2021and 2022 was RMB28, RMB28 and RMB28 (US$ 4), respectively. As of December 31, 2022, expected amortization expense for the land use rights is approximately RMB28 in 2023, RMB28 in 2024, RMB28 in 2025, RMB28 in 2026, RMB28 in 2027 and RMB971 in 2028 and thereafter.